Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share [Abstract]
Net income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$ 53,854		$ 114,332		$ 115,529
Weighted-average number of common shares outstanding - Basic	209,754,176		209,529,412		215,420,271
Incremental shares from assumed exercise of stock options		[1]		[1]		[1]
Incremental shares from vesting of restricted stock units	344,968		248,646		126,184
Weighted-average number of common shares outstanding - Diluted	210,099,144		209,778,058		215,546,455
Basic net income per common share attributable to Arcos Dorados Holdings Inc.	$ 0.26		$ 0.55		$ 0.54
Diluted net income per common share attributable to Arcos Dorados Holdings Inc.	$ 0.26		$ 0.55		$ 0.54

[1]	Options to purchase shares of common stock were outstanding during fiscal years 2013, 2012 and 2011. See Note 16 for details. These options were not included in the computation of diluted earnings per share because their inclusion would have been anti-dilutive